Share Capital (Details) $ in Thousands					12 Months Ended
	May 26, 2021 shares	May 25, 2021 CAD ($) $ / shares $ / item shares	Feb. 22, 2021 CAD ($) $ / shares $ / item shares	Dec. 13, 2018 CAD ($) $ / shares Y shares	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2020 CAD ($) $ / shares	Oct. 31, 2019 $ / shares
Ifrs Class of Warrant or Right [Line Items]
Gross proceeds | $		$ 23,184	$ 23
Number of common shares for each unit		1	1
Number of securities into which the warrant or right may be converted					1
Warrants exercise price | $ / shares					$ 2.5995	$ 0.4159	$ 0.6083
Warrants issued					58,823,529
Share issuance costs | $					$ 3,456
Share issuance costs | $					$ 5,595
Deferred tax asset | $		$ 1,145				$ 250
Warrant
Ifrs Class of Warrant or Right [Line Items]
Number of common share warrants for each unit		1	1
Warrants exercise price | $ / shares		$ 12.25	$ 0.58
Warrants term		36 months	36 months
Fair value of warrants | $		$ 2,911	$ 4,707
Warrant | Share price
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input		9.16
Warrant | Exercise price
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input		12.25	0.58
Warrant | Expected term
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input		3	3
Warrant | Volatility
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input		56	71
Warrant | Risk free interest rate
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input		0.49	0.32
Broker Warrants
Ifrs Class of Warrant or Right [Line Items]
Warrants exercise price | $ / shares				$ 0.75
Fair value of warrants | $				$ 93
Cash commission fee (as a percent)		6.00%	6.00%
Cash commission fee for presidents list (as a percent)		3.00%	3.00%
Warrants issued		206,348	3,920,587	504,733
Broker Warrants | Expected term
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input | Y				2
Broker Warrants | Volatility
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input				130
Broker Warrants | Risk free interest rate
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input				1.60
Broker Warrants One
Ifrs Class of Warrant or Right [Line Items]
Fair value of warrants | $		$ 455	$ 1,033
Number of warrants in each unit		1.5	1.5
Warrants issued		137,565	2,613,725
Broker Warrants One | Share price
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input		9.16	0.70
Broker Warrants One | Exercise price
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input		9.60	0.48
Broker Warrants One | Expected term
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input		3	3
Broker Warrants One | Volatility
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input		56	71
Broker Warrants One | Risk free interest rate
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input		1.30	0.32
Broker Warrants Two
Ifrs Class of Warrant or Right [Line Items]
Fair value of warrants | $		$ 181	$ 471
Warrants issued		68,783	1,306,862
Broker Warrants Two | Share price
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input		9.16	0.70
Broker Warrants Two | Exercise price
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input		12.25	0.58
Broker Warrants Two | Expected term
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input		3	3
Broker Warrants Two | Volatility
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input		56	71
Broker Warrants Two | Risk free interest rate
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input		0.49	0.32
Pre-consolidation
Ifrs Class of Warrant or Right [Line Items]
Number of units issued	36,225,000	36,225,000	47,916,665
Price per unit | $ / item		0.64	0.48
Pre-consolidation | Warrant | Share price
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input			0.70
Pre-consolidation | Broker Warrants | Share price
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input | $ / shares				0.36
Post-consolidation
Ifrs Class of Warrant or Right [Line Items]
Number of units issued	2,415,000	2,415,000	3,194,445
Price per unit | $ / item		9.60	7.20